Income Taxes - Summary of non-capital losses carried forward from current and prior years (Detail) - Unused tax losses [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	$ 45,446
2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	32
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	22
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	341
2033 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	2,547
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	1,782
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	5,452
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	4,623
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	4,502
2038 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital and farm losses	$ 26,145